FINANCE EXPENSES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
FINANCE EXPENSES

20 FINANCE EXPENSES

	2022	2023	2024
	S$	S$	S$

Interest expenses on:
Bank loan	19,560	20,764	19,684
Third party loan	9,719	4,266	-
Convertible loans	95,000	25,753	-
Lease liabilities (Note 11)	896	499	629
Total	125,175	51,282	20,313